CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017		Mar. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 110	$ 66		$ 6	$ 8		$ 14		$ 28
Accounts receivable	106	119			108
Inventory	30	29			29
Regulatory assets	17	18			53
Income tax receivable	2	15			17
Prepaid and other current assets	11	13			18
Total current assets	276	260			233
Property, plant and equipment (net of accumulated depreciation and amortization of $1,710 and $1,675, respectively)	7,455	7,309			6,698		6,110
Other assets
Goodwill	950	950			950		950
Intangible assets (net of accumulated amortization of $36 and $35, respectively)	40	41			43
Regulatory assets	211	197			247
Other	63	66			52
Total other assets	1,264	1,254			1,292
TOTAL ASSETS	8,995	8,823	[1]		8,223	[1]	7,555	[1],[2]
Current liabilities
Accounts payable	110	97			100
Accrued compensation	15	28			14
Accrued interest	59	60			54
Accrued taxes	43	57			49
Regulatory liabilities	195	183			129
Refundable deposits from generators for transmission network upgrades	14	3			17
Debt maturing within one year	50	100			235
Other	34	34			35
Total current liabilities	520	562			633
Accrued pension and postretirement liabilities	73	74			68
Deferred income taxes	631	601			964
Regulatory liabilities	621	619			249
Refundable deposits from generators for transmission network upgrades	15	29			27
Other	20	17			26
Long-term debt	5,163	5,001			4,355
Commitments and contingent liabilities (Notes 5 and 14)
STOCKHOLDER’S EQUITY
Common stock, without par value, 235,000,000 shares authorized, 224,203,112 shares issued and outstanding at March 31, 2018 and December 31, 2017	892	892			892
Retained earnings	1,057	1,026			1,007
Accumulated other comprehensive income	3	2	[3]	$ 2	2	[3]	4	[3]	5
Total stockholder’s equity	1,952	1,920			1,901		$ 1,709		$ 1,670
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$ 8,995	$ 8,823			$ 8,223

[1]	Reconciliation of total assets results primarily from differences in the netting of deferred tax assets and liabilities at our Regulated Operating Subsidiaries as compared to the classification in our consolidated statements of financial position.
[2]	All amounts presented reflect the change in authoritative guidance on the presentation of debt issuance costs on the balance sheet. This change was adopted retrospectively by us in 2016.
[3]	Includes unrealized gains and losses on available-for-sale securities, net of tax, of less than $1 million for the years ended December 31, 2017, 2016 and 2015.